ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable used to secure bank borrowings	¥ 10,056	$ 1,578	¥ 33,686